Item #4 Form ABS Due Diligence 15E
Item #5 Form ABS Due Diligence 15E

To Whom It May Concern:

Linear Title & Closing Ltd. (“Linear”) was engaged by Bayview Asset Management LLC as diligence agent to provide title reports for a population of 573 mortgage loans. Linear, in order to provide said reports, completed a detailed land records search on each asset to obtain all of the following information as it pertains to the ownership & encumbrance of each residential asset pledged as security:
•	Vesting Information
•	Transfer/Conveyance Information
•	Mortgage Information
•	Judgment/Lien Information
•	Additional Recorded Document Information
•	Bankruptcy Information
•	Legal Description

Provided with each title report was a summary of all aforementioned information, recorded copies of all pertinent documents, and an Excel data file with all property report data output information.

The assets reviewed in this population of 573 mortgage loans were all residential single-family & multi-family homes.

Linear completed a review of the 573 title reports to identify potential liens/judgments that may exist affecting each mortgage loan’s first lien status, as well as liens/judgments recorded post-origination. With respect to these 573 mortgage loans:
1.	As set forth in the title reports, the subject mortgage is recorded in the appropriate recording jurisdiction.
2.	As set forth in the title search reports, the subject mortgage is in lst lien position, with the exception of:

a.
1 mortgage loan for which potentially superior pre-origination liens/judgments were found of record. For those mortgage loans, the total amount of such potentially superior pre-origination liens/judgments is $120,000.00. For these same loans Linear reviewed the origination title policies and affirms that none took exception to the prior liens/judgments.

b.
6 mortgage loans secured by property located in a Superlien state with a potentially superior, post-origination lien/judgment. The total amount of such potentially superior post-origination lien/judgment is $52,228.49.

Thank You,

Linear Title & Closing, Ltd.

127 John Clarke Road, 1stFloor, Middletown, RI 02842 | Toll Free: 888-554-6327 | Tel: 401-841-9991 | www.lineartitle.com